Note 3 - Acquisitions (Details) - Preliminary Purchase Price Allocation for Businesses Acquired - USD ($) $ in Thousands									1 Months Ended		12 Months Ended
	Nov. 25, 2015	Jul. 22, 2015	Jul. 20, 2015	Dec. 05, 2014	Nov. 19, 2014	May. 30, 2014	Apr. 01, 2014	May. 02, 2013	Dec. 23, 2013	Dec. 20, 2013	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Purchase price consideration:
Cash, net of cash acquired											$ 120,853	$ 82,152	$ 58,737
Finite life intangible assets acquired:
Goodwill											217,486	147,440	111,179
MK Data [Member]
Purchase price consideration:
Cash, net of cash acquired											80,151
Net working capital adjustments (receivable) / payable											(133)
Purchase price consideration			$ 80,200								80,018
Allocated to:
Current assets, excluding cash acquired											2,034
Current liabilities											(204)
Deferred revenue											(2,610)
Net tangible assets (liabilities) assumed											(780)
Finite life intangible assets acquired:
Goodwill											51,108
BearWare [Member]
Purchase price consideration:
Cash, net of cash acquired											11,243
Net working capital adjustments (receivable) / payable											(19)
Purchase price consideration		$ 11,200									11,224
Allocated to:
Current assets, excluding cash acquired											759
Current liabilities											(112)
Deferred revenue											(451)
Net tangible assets (liabilities) assumed											196
Finite life intangible assets acquired:
Goodwill											4,958
Oz [Member]
Purchase price consideration:
Cash, net of cash acquired											29,459
Net working capital adjustments (receivable) / payable											(61)
Purchase price consideration	$ 29,500										29,398
Allocated to:
Current assets, excluding cash acquired											440
Property and equipment											29
Current liabilities											(304)
Deferred revenue											(1,634)
Net tangible assets (liabilities) assumed											(1,469)
Finite life intangible assets acquired:
Goodwill											17,637
2016 Acquisitions [Member]
Purchase price consideration:
Cash, net of cash acquired											120,853
Net working capital adjustments (receivable) / payable											(213)
Purchase price consideration											120,640
Allocated to:
Current assets, excluding cash acquired											3,233
Property and equipment											29
Current liabilities											(620)
Deferred revenue											(4,695)
Net tangible assets (liabilities) assumed											(2,053)
Finite life intangible assets acquired:
Goodwill											73,703
Computer Management [Member]
Purchase price consideration:
Cash, net of cash acquired												6,689
Net working capital adjustments (receivable) / payable												3
Purchase price consideration							$ 6,700					6,692
Allocated to:
Current assets, excluding cash acquired												211
Property and equipment												65
Current liabilities												(10)
Deferred revenue												(8)
Net tangible assets (liabilities) assumed												258
Finite life intangible assets acquired:
Goodwill												1,338
Customs Info [Member]
Purchase price consideration:
Cash, net of cash acquired												34,121
Common shares issued												5,382
Net working capital adjustments (receivable) / payable												(813)
Purchase price consideration						$ 39,500						38,690
Allocated to:
Current assets, excluding cash acquired												1,754
Current liabilities												(556)
Deferred revenue												(3,147)
Debt												(927)
Net tangible assets (liabilities) assumed												(2,876)
Finite life intangible assets acquired:
Goodwill												26,135
Airclic [Member]
Purchase price consideration:
Cash, net of cash acquired												29,597
Net working capital adjustments (receivable) / payable												(318)
Purchase price consideration					$ 29,600							29,279
Allocated to:
Current assets, excluding cash acquired												4,990
Property and equipment												440
Current liabilities												(3,466)
Deferred revenue												(6,930)
Net tangible assets (liabilities) assumed												(4,966)
Finite life intangible assets acquired:
Goodwill												12,480
e-customs [Member]
Purchase price consideration:
Cash, net of cash acquired												9,611
Net working capital adjustments (receivable) / payable												(41)
Purchase price consideration				$ 9,600								9,570
Allocated to:
Current assets, excluding cash acquired												1,190
Property and equipment												7
Current liabilities												(399)
Deferred revenue												(19)
Deferred income tax liability												(1,053)
Net tangible assets (liabilities) assumed												(274)
Finite life intangible assets acquired:
Goodwill												4,581
Pentant [Member]
Purchase price consideration:
Cash, net of cash acquired												2,134
Net working capital adjustments (receivable) / payable												(13)
Purchase price consideration												2,121
Allocated to:
Current assets, excluding cash acquired												142
Current liabilities												(658)
Deferred revenue												(38)
Deferred income tax liability												(315)
Net tangible assets (liabilities) assumed												(869)
Finite life intangible assets acquired:
Goodwill												1,059
2015 Acquisitions [Member]
Purchase price consideration:
Cash, net of cash acquired												82,152
Common shares issued												5,382
Net working capital adjustments (receivable) / payable												(1,182)
Purchase price consideration												86,352
Allocated to:
Current assets, excluding cash acquired												8,287
Property and equipment												512
Current liabilities												(5,089)
Deferred revenue												(10,142)
Deferred income tax liability												(1,368)
Debt												(927)
Net tangible assets (liabilities) assumed												(8,727)
Finite life intangible assets acquired:
Goodwill												45,593
KSD [Member]
Purchase price consideration:
Cash, net of cash acquired													32,419
Net working capital adjustments (receivable) / payable													(2,213)
Purchase price consideration								$ 32,400					30,206
Allocated to:
Current assets, excluding cash acquired													4,174
Property and equipment													67
Deferred income tax assets													863
Current liabilities													(3,904)
Deferred revenue													(3,004)
Deferred income tax liability													(6,720)
Debt													(894)
Net tangible assets (liabilities) assumed													(9,418)
Finite life intangible assets acquired:
Goodwill													13,824
Compudata [Member]
Purchase price consideration:
Cash, net of cash acquired													18,143
Net working capital adjustments (receivable) / payable													(71)
Purchase price consideration										$ 18,100			18,072
Allocated to:
Current assets, excluding cash acquired													1,793
Property and equipment													24
Current liabilities													(934)
Deferred revenue													(21)
Deferred income tax liability													(2,924)
Net tangible assets (liabilities) assumed													(2,062)
Finite life intangible assets acquired:
Goodwill													8,201
Impatex [Member]
Purchase price consideration:
Cash, net of cash acquired													8,175
Net working capital adjustments (receivable) / payable													(209)
Purchase price consideration									$ 8,200				7,966
Allocated to:
Current assets, excluding cash acquired													524
Property and equipment													109
Deferred income tax assets													11
Current liabilities													(300)
Deferred revenue													(441)
Deferred income tax liability													(1,140)
Net tangible assets (liabilities) assumed													(1,237)
Finite life intangible assets acquired:
Goodwill													3,501
2014 Acquisitions [Member]
Purchase price consideration:
Cash, net of cash acquired													58,737
Net working capital adjustments (receivable) / payable													(2,493)
Purchase price consideration													56,244
Allocated to:
Current assets, excluding cash acquired													6,491
Property and equipment													200
Deferred income tax assets													874
Current liabilities													(5,138)
Deferred revenue													(3,466)
Deferred income tax liability													(10,784)
Debt													(894)
Net tangible assets (liabilities) assumed													(12,717)
Finite life intangible assets acquired:
Goodwill													25,526
Customer Relationships [Member] | MK Data [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											7,500
Customer Relationships [Member] | BearWare [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											2,600
Customer Relationships [Member] | Oz [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											5,400
Customer Relationships [Member] | 2016 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											15,500
Customer Relationships [Member] | Computer Management [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												3,256
Customer Relationships [Member] | Customs Info [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												8,650
Customer Relationships [Member] | Airclic [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												7,802
Customer Relationships [Member] | e-customs [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												2,318
Customer Relationships [Member] | Pentant [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												1,336
Customer Relationships [Member] | 2015 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												23,362
Customer Relationships [Member] | KSD [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													17,500
Customer Relationships [Member] | Compudata [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													11,910
Customer Relationships [Member] | Impatex [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													2,495
Customer Relationships [Member] | 2014 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													31,905
Developed Technology Rights [Member] | MK Data [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											22,000
Developed Technology Rights [Member] | BearWare [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											3,400
Developed Technology Rights [Member] | Oz [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											7,500
Developed Technology Rights [Member] | 2016 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											32,900
Developed Technology Rights [Member] | Computer Management [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												1,840
Developed Technology Rights [Member] | Customs Info [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												5,708
Developed Technology Rights [Member] | Airclic [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												13,786
Developed Technology Rights [Member] | e-customs [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												2,807
Developed Technology Rights [Member] | Pentant [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												595
Developed Technology Rights [Member] | 2015 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												24,736
Developed Technology Rights [Member] | KSD [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													8,300
Developed Technology Rights [Member] | Impatex [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													3,207
Developed Technology Rights [Member] | 2014 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													11,507
Trade Names [Member] | MK Data [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											190
Trade Names [Member] | BearWare [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											70
Trade Names [Member] | Oz [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											90
Trade Names [Member] | 2016 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											350
Trade Names [Member] | Customs Info [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												682
Trade Names [Member] | 2015 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												682
Noncompete Agreements [Member] | Oz [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											240
Noncompete Agreements [Member] | 2016 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired											$ 240
Noncompete Agreements [Member] | Customs Info [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												391
Noncompete Agreements [Member] | Airclic [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												177
Noncompete Agreements [Member] | e-customs [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												138
Noncompete Agreements [Member] | 2015 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired												$ 706
Noncompete Agreements [Member] | Compudata [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													23
Noncompete Agreements [Member] | 2014 Acquisitions [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired													$ 23